Credit from Banks and Others (Maturity periods) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 1,815	$ 2,388
Second year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	17	261
Third year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	273	18
Fourth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	113	213
Fifth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	308	644
Sixth year and thereafter [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 1,104	$ 1,252